FINANCIAL INSTRUMENTS (Commitments to buy and sell foreign currencies) (Details) - Cash flow hedges € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 29, 2024 GBP (£) Rate	Dec. 31, 2023 GBP (£)	Dec. 29, 2024 USD ($) Rate	Dec. 29, 2024 EUR (€) Rate	Dec. 29, 2024 CAD ($) Rate	Dec. 29, 2024 AUD ($) Rate	Dec. 29, 2024 MXN ($) Rate	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 MXN ($)
Foreign currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 167,645					$ 174,047
Financial assets, carrying value			4,383					877
Financial liabilities, carrying value			(1,784)					(2,828)
Net financial assets (liabilities)			2,599					(1,951)
Foreign currency risk | Sell GBP/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount	£ 23,665	£ 25,399	30,355					31,765
Average exchange rate	1.2827	1.2506
Financial assets, carrying value			705					25
Financial liabilities, carrying value			0					(585)
Net financial assets (liabilities)			705					(560)
Foreign currency risk | Sell EUR/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			41,995	€ 38,477				44,901	€ 40,866
Average exchange rate	1.0914	1.0987
Financial assets, carrying value			1,532					63
Financial liabilities, carrying value			0					(640)
Net financial assets (liabilities)			1,532					(577)
Foreign currency risk | Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			25,266		$ 34,139			39,243		$ 52,285
Average exchange rate	0.7401	0.7506
Financial assets, carrying value			1,403					33
Financial liabilities, carrying value			0					(362)
Net financial assets (liabilities)			1,403					(329)
Foreign currency risk | Buy CAD/Sell USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			56,214		77,510			30,422		$ 41,199
Average exchange rate	0.7252	0.7384
Financial assets, carrying value			0					735
Financial liabilities, carrying value			(1,781)					0
Net financial assets (liabilities)			(1,781)					735
Foreign currency risk | Sell AUD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			5,022			$ 7,586		10,029			$ 15,011
Average exchange rate	0.6620	0.6681
Financial assets, carrying value			292					21
Financial liabilities, carrying value			0					(261)
Net financial assets (liabilities)			292					(240)
Foreign currency risk | Sell MXN/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			8,793				$ 172,198	17,687				$ 325,633
Average exchange rate	0.0511	0.0543
Financial assets, carrying value			451					0
Financial liabilities, carrying value			(3)					(980)
Net financial assets (liabilities)			448					$ (980)
Cross-currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional amount			500,000
Financial liabilities, carrying value			(8,602)
Cross-currency risk | Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			357,143		$ 500,000
Financial assets, carrying value			0
Financial liabilities, carrying value			$ (6,442)
Fixed exchange rate	1.4000
Pay rate | Rate	5.49%		5.49%	5.49%	5.49%	5.49%	5.49%
Receive rate | Rate	4.36%		4.36%	4.36%	4.36%	4.36%	4.36%
Cross-currency risk | Sell CAD/Buy USD
Disclosure of detailed information about hedging instruments [line items]
Notional amount			$ 142,857		$ 200,000
Financial assets, carrying value			0
Financial liabilities, carrying value			$ (2,160)
Fixed exchange rate	1.4000
Pay rate | Rate	5.77%		5.77%	5.77%	5.77%	5.77%	5.77%
Receive rate | Rate	4.71%		4.71%	4.71%	4.71%	4.71%	4.71%